STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,791,438)	$ (3,689,862)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	65,855	86,272
Loss on disposition of fixed assets		12,835
Stock-based compensation	767,334	376,629
Changes in current assets and liabilities:
Prepaid expenses and other assets	67,041	3,912
Accounts payable and accrued expenses	(73,711)	(249,596)
Accounts payable related party	8,390
Net cash used in operating activities	(1,956,529)	(3,459,810)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in mineral properties		(510,000)
Purchase of fixed assets	(640)	(696)
Proceeds from sale of fixed assets		4,280
Net cash used in investing activities	(640)	(506,416)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment on note payable	(29,007)	(45,000)
Purchase of common stock		(132,692)
Net cash used in financing activities	(29,007)	(177,692)
NET CHANGE IN CASH	(1,986,176)	(4,143,918)
CASH, BEGINNING OF PERIOD	2,374,017	6,517,935
CASH, END OF PERIOD	387,841	2,374,017
SUPPLEMENTAL INFORMATION
Interest paid	7,743	191
Issuance of common stock for lease assignment		500,000
Note payable for lease assignment		$ 364,852